EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2016
Earnings Per Share [Abstract]
Basic and Diluted Earnings Per Share Table

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
Computation of Income (Loss) per Share	(In millions, except per share data)
Net (loss) income	$(1.0)	$42.3	$(38.9)	$55.4
Basic shares	165.2	77.5	165.1	77.5
Basic net (loss) income per share	$(0.01)	$0.55	$(0.24)	$0.71
Diluted shares:
Basic shares	165.2	77.5	165.1	77.5
Stock-based compensation	—	1.2	—	1.1
Diluted shares	165.2	78.7	165.1	78.6
Diluted net (loss) income per share	$(0.01)	$0.54	$(0.24)	$0.70